Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2024
Building Improvements | Bottoms
Estimated useful lives	10 years
Building Improvements | Tops
Estimated useful lives	50 years
Furniture and equipment | Bottoms
Estimated useful lives	3 years
Furniture and equipment | Tops
Estimated useful lives	10 years